Summary of Significant Accounting Policies - Summary of Segment Revenues to Significant Customers (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Amount		$ 243,920	$ 305,463	$ 440,900
Percentage of Revenue		100.00%	100.00%	100.00%
Customer C [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue		21.00%	25.00%	24.00%
Customer B [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue		16.00%	8.00%	2.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue		10.00%
Consumer & Research Services [Member]
Segment Reporting Information [Line Items]
Amount		$ 243,866	$ 299,907	$ 437,919
Consumer & Research Services [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Amount	[1]	$ 51,786	$ 76,087	$ 107,318
Percentage of Revenue	[1]	21.00%	25.00%	25.00%
Consumer & Research Services [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Amount	[2]	$ 39,917	$ 23,768	$ 6,533
Percentage of Revenue	[1],[2]	16.00%	8.00%	1.00%
Therapeutics [Member]
Segment Reporting Information [Line Items]
Amount		$ 54	$ 5,556	$ 2,981
Therapeutics [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Amount	[2]		$ 2,981	$ 2,981
Percentage of Revenue	[2]	0.00%	54.00%	100.00%
Therapeutics [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Amount	[2]	$ 54	$ 2,575
Percentage of Revenue	[2]	100.00%	46.00%	0.00%

[1]	Customer C revenues are primarily in the United States.
[2]	Customer B revenues are in the United Kingdom and Customer E is in a region other than the United States, United Kingdom or Canada.